Armstrong Associates Inc
Investment Objective
The investment objective of the Fund is capital growth.
Fees and Expenses
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Armstrong Associates Inc Armstrong Associates Inc Shares
Sales Charge (Load) Imposed on Purchases:	none
Deferred Sales Charge (Load):	none
Sales Charge (Load) Imposed on Reinvested Dividends:	none
Redemption Fee:	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Armstrong Associates Inc Armstrong Associates Inc Shares
Management Fees:	0.80%
Distribution Fees:	none
Other Expenses:	0.48%
TOTAL ANNUAL OPERATING EXPENSES:	1.28%

Expense Example

The following example is intended to help you compare the cost of investing in Armstrong with the cost of investing in other mutual funds.  It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund.  This example assumes that the Fund provides a return of 5% per year, and that the operating expenses remain the same.  The results apply whether or not you redeem your investment at the end of each period.

This example should not be considered to represent actual expenses or performance from the past or for the future.  Actual future expenses may be higher or lower than those shown.

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Armstrong Associates Inc Armstrong Associates Inc Shares	128	404	707	1,610

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 6.5% of the average value of its portfolio.

Principal Investment Strategies

Armstrong invests in common stocks traded on U. S. market exchanges which offer the prospect of growth in earnings and market value.  Portfolio emphasis is on companies offering favorable long term investment opportunities.  The Fund follows a flexible approach to the capitalization size of portfolio investment.  High quality short-term debt investments, such as U.S. Treasury Bills, are used to adjust the Fund’s equity position.

Primary Risks of Investing

The Fund’s share price changes daily based on the value of its holdings.  You could lose money by investing in the Fund because:

• Equity markets and individual stocks are inherently volatile and prices fluctuate widely which results in Market Risk.

• Selection of portfolio investments that are unsuccessful due to unanticipated events or fundamental business reasons can result in Stock Selection Risk.

• Varying the investment balance of the portfolio between equities and short-term debt can result in reduced portfolio equity exposure during up market cycles and excessive exposure during down markets resulting in Portfolio Balance Risk.

Any and all of the above factors could result in Armstrong failing to achieve its objective of capital growth.  The Fund’s total return can be expected to fluctuate within a wide range and stock value declines can continue for extended periods of time.

Who Should Invest

The Fund is designed for long term investors who are seeking the opportunity for higher long term investment returns than the returns available through fixed income investments and who can accept the inherent market volatility associated with investments in common stocks selected for capital growth.  While the Fund shares can be expected to fluctuate based on market conditions, Armstrong is not designed as a vehicle for playing short term market swings. Dividend and interest income from Fund investments is incidental to the primary objective of capital growth.

Information on Risk/Return

The bar chart below provides some indication of risks of investing in the Fund by showing the Fund’s performance in each calendar year over a ten-year period.  The table shows how the Fund’s average annual returns for one, five, and ten calendar years compare with those of a broad-based securities market index.  It is important for you to keep in mind that the Fund’s past performance does not indicate how it will perform in the future, before or after taxes.

Calendar Year Total Returns

Note:

• 2012 year-to-date return is 7.6% (December 31, 2011 through quarter ending September 28, 2012)

• Highest return for a quarter was +11.6% (quarter ending June 30, 2003)

• Lowest return for a quarter was -17.5% (quarter ending December 31, 2008)

Average Annual Total Returns (for year ending 12/31/2010)
Average Annual Total Returns Armstrong Associates Inc	1 Year	5 Years	10 Years
Armstrong Associates Inc Shares	0.10%	(0.87%)	1.18%
Armstrong Associates Inc Shares - Return After Taxes on Distributions	(0.13%)	(1.38%)	0.73%
Armstrong Associates Inc Shares - Return After Taxes on Distributions and Sale of Fund Shares	(0.14%)	(0.98%)	0.72%
Standard & Poor's 500 (reflects no deductions for fees, expenses or taxes)	none	0.26%	2.99%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.